February 18, 2022

EDGAR

United States Securities and

Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

Re: Form N-CSR

John Hancock GA Mortgage Trust (the "Registrant")

File Nos.  811-23418

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending December 31, 2021.

If you have any questions or comments regarding this filing, please contact the undersigned at (617)-378-1870.

Sincerely,

/s/ Heidi Knapp Heidi Knapp Treasurer